GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
GUARANTEE LIABILITIES
Schedule of movement of guarantee liabilities

	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	76,325	173,907	321,255
Fair value of guarantee liabilities upon the inception of new guarantees	284,452	403,370	405,084
Guarantee settled	(184,586)	(257,953)	(398,167)
(Gains)/losses from guarantee liabilities	(2,284)	1,931	362,597
Reclassified as liabilities held for sale (Note 3)	(33,802)	(174,828)	—
Net assets transferred (Note 3)	—	—	(302,462)
Balance at the end of the year	140,105	146,427	388,307